Reserves - Schedule of Reserves (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2020	Jun. 30, 2019
Disclosure of reserves within equity [abstract]
Foreign currency translation		$ 756,423	$ 756,423	$ 765,930	$ 765,930	$ 756,423	$ 789,598
Share-based payments		7,999,066	7,999,066	4,885,232	4,885,232	7,999,066	5,220,334
Total reserves						$ 8,755,489	$ 6,009,932
Reconciliation of foreign currency translation reserve, Balance at the beginning of the financial year			789,598	765,930
Reconciliation of foreign currency translation reserve, Add: net currency translation gain / (loss)			(33,175)	23,668	(522,966)
Reconciliation of foreign currency translation reserve, Balance at the end of the financial year		756,423	756,423	789,598	765,930
Reconciliation of share-based payments reserve, Balance at the beginning of the financial year			5,220,334	4,885,232
Reconciliation of share-based payments reserve, Add: share-based payments expense		67,542	67,542	341,201	129,635
Reconciliation of share-based payments reserve, Add: Issue of options/warrants to underwriters		2,793,174	2,793,174	(6,099)
Reconciliation of share-based payments reserve, Less: Reversal of forfeited/lapsed options	[1]		(81,984)	(6,099)
Reconciliation of share-based payments reserve, Balance at the end of the financial year		$ 7,999,066	$ 7,999,066	$ 5,220,334	$ 4,885,232

[1]	During the year, 3,750,000 performance rights previously issued to Mr. Xue Lee in the year ended June 30, 2019 were forfeited during the year ended June 30, 2020. Additionally, 57,500,000 performance rights previously issued to Dr. Paul Kasian in the year ended June 30, 2019 were forfeited in the year ended June 30, 2020. Due to the forfeiture of performance rights, a reversal amounting to A$81,984 relating to previously expensed amounts was accounted for during the current reporting period.